Related party transactions (Tables)	12 Months Ended
Mar. 31, 2017
Related party transactions
Schedule of due from related parties, current
	2017	2016
Receivable from related parties	$981	$1,991
Loans due from employees	103	189

Total due from related parties, current	$1,084	$2,180

Schedule of due to related parties, current
	2017	2016
Payable to related parties	$460	$518

Total due to related parties, current	$460	$518

Schedule of turnovers of related parties
	For the year ended March 31,
	2017	2016	2015
Sales of services	$631	$5,592	$3,618
Purchase of goods	347	708	947
Purchase of services	380	267	1,620